Taxes (Details) - USD ($)	12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023
Taxes [Line Items]
Statutory income tax rate	21.00%	21.00%
State tax rate	8.84%
Income tax expenses (in Dollars)	$ 3,300
Incurred income tax expenses (in Dollars)	$ 3,300	$ 31,200
Federal income tax expenses (in Dollars)		22,800
State income tax expenses (in Dollars)		$ 8,400
Percentage of valuation allowance provided	100.00%
Tax benefit percentage	50.00%
USA [Member]
Taxes [Line Items]
Statutory income tax rate	21.00%